Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of deferred tax assets
	As of December 31,	As of December 31,
	2021	2020

Net loss carryforward	14,113	11,995
Other reserves and allowance	94	51
Total deferred tax assets	14,207	12,046
Valuation allowance	(14,207)	(12,046)
Net deferred tax asset	-	-

Schedule of loss before tax and a reconciliation
	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2021	2020	2019

Loss (profit) before taxes:
Local	10,081	3,735	4,555
Foreign[1]	(186)	(5)	(4)
Net loss, as reported in the consolidated statements of comprehensive loss	9,895	3,730	4,551
Israeli statutory income tax rate	23%	23%	23%

Theoretical tax benefit	2,276	858	1,047
Losses and other items for which a valuation allowance was provided or benefit from loss carryforwards	(2,161)	(858)	(1,047)
Other	(115)	-	-
Income tax expense	-	-	-

[1]	Foreign is amount related to the US & China Subsidiaries.